CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) $ in Thousands	Total	General Partner [Member]	Limited Partner [Member]
Beginning balance, value at Dec. 31, 2021	$ 1,769,725	$ 26,008	$ 1,743,717
Beginning balance, units at Dec. 31, 2021		622,555	30,197,087
Cash distribution paid ($0.20 per unit—see Note 18)	(6,163)	$ (124)	$ (6,039)
Units cancelled/ forfeited (see Note 13), units		(259)	(12,699)
Stock-based compensation (see Note 13)	154		$ 154
Net income	579,247	$ 11,585	567,662
Ending balance, value at Dec. 31, 2022	2,342,963	$ 37,469	$ 2,305,494
Ending balance, units at Dec. 31, 2022		622,296	30,184,388
Cash distribution paid ($0.20 per unit—see Note 18)	(6,160)	$ (124)	$ (6,036)
Stock-based compensation (see Note 13)	4		4
Net income	433,645	8,671	424,974
Ending balance, value at Dec. 31, 2023	2,770,452	$ 46,016	$ 2,724,436
Ending balance, units at Dec. 31, 2023		622,296	30,184,388
Cash distribution paid ($0.20 per unit—see Note 18)	(6,132)	$ (124)	$ (6,008)
Acquisition of treasury units (see Note 13), units			(489,955)
Acquisition of treasury units (see Note 13)	(25,000)		$ (25,000)
Net income	367,308	7,441	359,867
Ending balance, value at Dec. 31, 2024	$ 3,106,628	$ 53,333	$ 3,053,295
Ending balance, units at Dec. 31, 2024		622,296	29,694,433